Balance Sheets - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current Assets
Cash	$ 13,574	$ 54,151
Accounts receivable		7,500
Total Current Assets	$ 13,574	61,651
Fixed Assets
Furniture and Equipment net of depreciation	789	988
Total Fixed Assets	789	988
Other Assets
Film Assets net of amortization	25,536	27,360
Film Equipment net of depreciation	2,523	1,889
Total Other Assets	28,059	29,248
Total Assets	$ 42,423	91,887
Current Liabilities
Accounts payable		8,500
Total Current Liabilities		8,500
Total Liabilities		8,500
Stockholders' Equity (Deficit)
Common stock $0.001 par value 75,000,000 shares authorized 10,851,500 shares issued and outstanding at June 30, 2015 and June 30, 2014, respectively	$ 10,851	10,851
Additional paid-in capital	136,048	136,048
Accumulated Deficit	(104,477)	(63,513)
Total Stockholders' Equity (Deficit)	42,423	83,386
Total Liabilities and Stockholders' Equity (Deficit)	$ 42,423	$ 91,887